Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of lease cost
Years Ended December 31,	2023	2022

Operating lease cost	$209,697	$209,697

Finance lease cost:
Amortization of right-of-use assets	$227,279	$227,279
Interest on lease liabilities	81,072	86,028
Total finance lease cost	$308,351	$313,307

Schedule of supplemental information related to leases
December 31,	2023	2022

Operating Leases
Operating lease right-of-use assets	$452,536	$653,832

Operating lease liabilities	$443,370	$658,401

Finance Leases
Finance lease right-of-use assets	$3,398,047	$3,625,326

Finance lease liabilities	$3,424,971	$3,644,828
December 31,	2023	2022

Weighted Average Remaining Lease Term (in Years)
Operating Leases	1.7	2.7
Finance Leases	14.7	15.7

Weighted Average Discount Rate
Operating Leases	1.28%	1.28%
Finance Leases	2.29%	2.29%

schedule of Operating lease obligations
2024	$199,648
2025	154,659
2026	99,165
Total	$453,472

Schedule of Finance lease obligations
2024	$302,819
2025	304,758
2026	311,451
2027	320,076
2028	322,163
Subsequent to 2028	2,439,150
Total minimum lease payments	4,000,417
Less amount representing interest	(575,446)
Present value of net minimum lease payments	$3,424,971

Schedule of undiscounted cash flows in the maturity analysis
	Operating Leases	Finance Leases

Undiscounted cash flows	$453,472	$4,000,417
Discount effect of cash flows	(10,102)	(575,446)
Lease liabilities	$443,370	$3,424,971